Borrowing And Financing By Type - Additional Information (Detail) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Line Items]
Collateralized claims	R$ 3,550,621
Restructuring	15,073,121
Local currency	8,535,201
Subtotal	30,637,874
Incurred debt issuance cost	(12,577)
Fair value adjustment	(14,488,842)
Total	16,136,455
Current	500,291	R$ 54,251	R$ 54,915
Non-current	15,636,164
Senior Notes [Member]
Receivables [Line Items]
Senior notes	7,114,600
Overall Offer [Member]
Receivables [Line Items]
Currency	4,511,903
Foreign Currency [Member]
Receivables [Line Items]
Currency	6,537,920
Foreign Currency [Member] | Senior Notes [Member]
Receivables [Line Items]
Senior notes	R$ 7,114,600
Contractual Maturity Start Date	Jul. 31, 2025
Interest Rate Description	Semiannual
Foreign Currency [Member] | Overall Offer [Member]
Receivables [Line Items]
Currency	R$ 4,304,868
Contractual Maturity Start Date	Feb. 28, 2038
Contractual Maturity End Date	Feb. 28, 2042
Non Qualified Bondholders [Member]
Receivables [Line Items]
Non-qualified bondholders	R$ 333,708
Contractual Maturity Start Date	Aug. 31, 2024
Contractual Maturity End Date	Feb. 28, 2030
Interest Rate Description	Semiannual
BNDES [Member]
Receivables [Line Items]
Collateralized claims	R$ 3,550,621
Contractual Maturity Start Date	Mar. 31, 2024
Contractual Maturity End Date	Feb. 28, 2033
Interest Rate Description	Monthly
Debentures [Member]
Receivables [Line Items]
Local currency	R$ 6,706,134
Contractual Maturity Start Date	Aug. 31, 2023
Contractual Maturity End Date	Feb. 28, 2035
Interest Rate Description	Semiannual
Other
Receivables [Line Items]
Local currency	R$ 1,829,067
Contractual Maturity Start Date	Aug. 31, 2023
Contractual Maturity End Date	Feb. 28, 2035
Interest Rate Description	Semiannual
Local Currency Financial Institution [Member]
Receivables [Line Items]
Currency	R$ 53,921
Contractual Maturity Start Date	Jan. 31, 2019
Contractual Maturity End Date	Dec. 31, 2033
Interest Rate Description	Monthly
Local Currency [Member] | Overall Offer [Member]
Receivables [Line Items]
Currency	R$ 207,035
Contractual Maturity Start Date	Feb. 28, 2038
Contractual Maturity End Date	Feb. 28, 2042
Interest Rate Description	Single installment